Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 29, 2012
Income Tax Contingency [Line Items]
Balance, beginning of year	$ 17,659	$ 17,495	$ 14,294	$ 18,600
Additions based on tax positions related to current year	777	372	2,660
Additions for tax positions related to prior years	3,097	477	1,114
Reductions for tax positions of prior years
Reduction due to lapse of statute of limitations	(2,065)	(685)	(474)
Reductions for settlements of tax positions	(25)		(99)
Balance, end of year	$ 19,443	$ 17,659	$ 17,495	$ 18,600